Advisors Capital Total Return - Equity Fund
	Schedule of Investments
	June 30, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
17,600	Honeywell International Inc.	$ 3,758,304	1.93%

Auto Controls for Regulating Residential & Commercial Environments
8,200	Trane Technologies PLC (Ireland)	2,697,226	1.38%

Ball & Roller Bearings
24,400	The Timken Company	1,955,172	1.00%

Beverages
18,900	PepsiCo, Inc.	3,117,177	1.60%

Biological Products (No Diagnostic Substances)
9,400	Amgen, Inc.	2,937,030	1.51%

Electric Services
51,900	NextEra Energy, Inc.	3,675,039
25,300	Southern Co.	1,962,521
		5,637,560	2.88%

Electromedical & Electrotherapeutic Apparatus
41,800	Medtronic PLC (Ireland)	3,290,078	1.69%

Electronic Computers
48,500	Apple Inc.	10,215,070	5.24%

Farm Machinery & Equipment
9,100	Deere & Company	3,400,033	1.74%

Fire, Marine & Casualty Insurance
7,900	Berkshire Hathaway, Inc. - Class B *	3,213,720	1.65%

Guided Missiles & Space Vehicles & Parts
8,900	Lockheed Martin Corporation	4,157,190	2.13%

Hospital & Medical Service Plans
7,800	UnitedHealth Group Incorporated	3,972,228	2.04%

Insurance Agents, Brokers & Service
10,300	Aon PLC - Class A (Ireland)	3,023,874	1.55%

Investment Advice
28,100	Blackstone Inc.	3,478,780	1.78%

Measuring & Controlling Devices, NEC
8,600	Thermo Fisher Scientific Inc.	4,755,800	2.44%

Miscellaneous Industrial & Commercial Machinery & Equipment
12,800	Eaton Corporation PLC (Ireland)	4,013,440	2.06%

National Commercial Banks
23,500	JPMorgan Chase & Co.	4,753,110
78,100	Truist Financial Corporation	3,034,185
57,500	Wells Fargo & Company	3,414,925
		11,202,220	5.75%

Natural Gas Transmission
98,500	The Williams Companies, Inc.	4,186,250	2.15%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
11,600	STERIS PLC (Ireland)	2,546,664	1.31%

Petroleum Refining
25,800	Chevron Corporation	4,035,636	2.07%

Pharmaceutical Preparations
31,800	Abbott Laboratories	3,304,338
25,700	Johnson & Johnson	3,756,312
59,500	Pfizer, Inc.	1,664,810
20,100	Zoetis Inc. - Class A	3,484,536
		12,209,996	6.26%

Radio & TV Broadcasting & Communications Equipment
22,000	QUALCOMM Incorporated	4,381,960	2.25%

Radiotelephone Communications
16,300	T-Mobile US, Inc.	2,871,734	1.47%

Retail - Family Clothing Stores
21,400	Ross Stores, Inc.	3,109,848	1.60%

Retail - Lumber & Other Building Materials Dealers
10,400	The Home Depot, Inc.	3,580,096	1.84%

Retail - Variety Stores
4,500	Costco Wholesale Corp.	3,824,955	1.96%

Security & Commodity Brokers, Dealers, Exchanges & Services
13,400	CME Group Inc. - Class A	2,634,440	1.35%

Security Brokers, Dealers & Flotation Companies
4,700	BlackRock, Inc.	3,700,404	1.90%

Semiconductors & Related Devices
5,000	Broadcom Inc.	8,027,650
15,600	Texas Instruments Incorporated	3,034,668
		11,062,318	5.68%

Services - Amusements & Recreation Services
175,000	Universal Music Group N.V. ADR	2,593,500	1.33%

Services - Business Services, NEC
18,200	Accenture PLC - Class A (Ireland)	5,522,062
9,700	MasterCard Incorporated - Class A	4,279,252
		9,801,314	5.03%

Services - Computer Programming, Data Processing, Etc.
46,000	Alphabet, Inc. - Class A	8,378,900	4.30%

Services - Miscellaneous Amusements & Recreation
21,500	The Walt Disney Company	2,134,735	1.10%

Services - Prepackaged Software
6,600	Adobe, Inc. *	3,666,564
26,700	Microsoft Corporation	11,933,565
29,400	Oracle Corporation	4,151,280
		19,751,409	10.13%

Wholesale - Electronic Parts & Equipment, NEC
24,000	TE Connectivity Ltd. (Switzerland)	3,610,320	1.85%

Wholesale - Miscellaneous Durable Goods
5,700	Pool Corporation	1,751,781	0.90%

Total for Common Stocks (Cost - $149,334,740)		180,991,162	92.85%

EXCHANGE TRADED FUNDS
61,000	iShares 0-3 Month Treasury Bond ETF	6,143,310
10,500	SPDR® S&P 500® ETF Trust	5,714,310
Total for Exchange Traded Funds (Cost $11,749,781)		11,857,620	6.08%

MONEY MARKET FUNDS
3,189,699	Goldman Sachs Financial Square Government Fund
	Institutional Shares 5.22% **	3,189,699	1.64%
	(Cost - $3,189,699)

	Total Investments	196,038,481	100.57%
	(Cost - $164,274,220)

	Liabilities in Excess of Other Assets	(1,113,065)	-0.57%

	Net Assets	$194,925,416	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at June 30, 2024.
ADR - American Depository Receipt